Fair value measurement - Certain Items on Recurring Basis (Details) - Assets measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Total carrying value | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 79,543	$ 73,822
Non-agency RMBS | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	487	638
Non-agency RMBS | Total carrying value | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	487	638
Non-agency RMBS | 2007 | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	40	58
Non-agency RMBS | 2006 | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	81	98
Non-agency RMBS | 2005 | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	142	180
Non-agency RMBS | 2004 and earlier | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	224	302
Commercial MBS | Total carrying value | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,360	928
Commercial MBS | Total carrying value | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,309	881
Commercial MBS | 2007 | Total carrying value | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities		190
Commercial MBS | 2006 | Total carrying value | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities		3
Commercial MBS | 2009-2017 | Total carrying value | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,309	674
Commercial MBS | 2008 | Total carrying value | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	14
Foreign covered bonds | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,529	2,141
Foreign covered bonds | Total carrying value | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,529	2,141
Foreign covered bonds | Canada | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,659	1,320
Foreign covered bonds | Australia | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	265	40
Foreign covered bonds | Netherlands | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	178	160
Foreign covered bonds | United Kingdom | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	103	280
Foreign covered bonds | Other | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	324	341
Total European floating rate notes - available-for-sale | Total carrying value | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	201	562
Total European floating rate notes - available-for-sale | Netherlands | Total carrying value | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	71	125
Total European floating rate notes - available-for-sale | United Kingdom | Total carrying value | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	130	379
Total European floating rate notes - available-for-sale | Ireland | Total carrying value | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities		58
Sovereign debt/sovereign guaranteed | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	12,557	12,489
Sovereign debt/sovereign guaranteed | Total carrying value | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	12,557	12,489
Sovereign debt/sovereign guaranteed | Netherlands | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,027	1,061
Sovereign debt/sovereign guaranteed | United Kingdom | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	3,052	3,209
Sovereign debt/sovereign guaranteed | France | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,046	1,998
Sovereign debt/sovereign guaranteed | Spain | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,635	1,749
Sovereign debt/sovereign guaranteed | Germany | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,586	1,347
Sovereign debt/sovereign guaranteed | Italy | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,292	1,130
Sovereign debt/sovereign guaranteed | Ireland | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	843	736
Sovereign debt/sovereign guaranteed | Belgium | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	803	1,005
Sovereign debt/sovereign guaranteed | Other | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	273	254
Sovereign debt/sovereign guaranteed | Brazil
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	136	73
Non-agency RMBS | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,091	1,357
Non-agency RMBS | 2007 | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	311	387
Non-agency RMBS | 2006 | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	306	391
Non-agency RMBS | 2005 | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	365	437
Non-agency RMBS | 2004 and earlier | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 109	$ 142
AAA/ AA- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	7.00%	9.00%
AAA/ AA- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	19.00%	23.00%
AAA/ AA- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	4.00%	5.00%
AAA/ AA- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	94.00%	81.00%
AAA/ AA- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		71.00%
AAA/ AA- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		7.00%
AAA/ AA- | Commercial MBS | 2009-2017 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	94.00%	84.00%
AAA/ AA- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	0.00%	100.00%
AAA/ AA- | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Foreign covered bonds | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Foreign covered bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Foreign covered bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Total European floating rate notes - available-for-sale | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	53.00%	83.00%
AAA/ AA- | Total European floating rate notes - available-for-sale | Netherlands | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	0.00%	100.00%
AAA/ AA- | Total European floating rate notes - available-for-sale | United Kingdom | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	81.00%	90.00%
AAA/ AA- | Total European floating rate notes - available-for-sale | Ireland | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		0.00%
AAA/ AA- | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	69.00%	70.00%
AAA/ AA- | Sovereign debt/sovereign guaranteed | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Sovereign debt/sovereign guaranteed | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Sovereign debt/sovereign guaranteed | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Sovereign debt/sovereign guaranteed | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Sovereign debt/sovereign guaranteed | Belgium
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
AAA/ AA- | Sovereign debt/sovereign guaranteed | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	50.00%	71.00%
AAA/ AA- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	0.00%	0.00%
AAA/ AA- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	1.00%
AAA/ AA- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	2.00%	2.00%
A/ A- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	2.00%	3.00%
A/ A- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	3.00%	5.00%
A/ A- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	3.00%	3.00%
A/ A- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	6.00%	19.00%
A/ A- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		29.00%
A/ A- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		93.00%
A/ A- | Commercial MBS | 2009-2017 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	6.00%	16.00%
A/ A- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		0.00%
A/ A- | Total European floating rate notes - available-for-sale | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	47.00%	7.00%
A/ A- | Total European floating rate notes - available-for-sale | Netherlands | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%
A/ A- | Total European floating rate notes - available-for-sale | United Kingdom | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	19.00%	10.00%
A/ A- | Total European floating rate notes - available-for-sale | Ireland | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		0.00%
A/ A- | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	7.00%	6.00%
A/ A- | Sovereign debt/sovereign guaranteed | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
A/ A- | Sovereign debt/sovereign guaranteed | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	0.00%
A/ A- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	1.00%	1.00%
A/ A- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	1.00%	2.00%
A/ A- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	2.00%	2.00%
BBB/ BBB- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	21.00%	14.00%
BBB/ BBB- | Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		0.00%
BBB/ BBB- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	17.00%	9.00%
BBB/ BBB- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	34.00%	24.00%
BBB/ BBB- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		0.00%
BBB/ BBB- | Total European floating rate notes - available-for-sale | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		10.00%
BBB/ BBB- | Total European floating rate notes - available-for-sale | Ireland | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		100.00%
BBB/ BBB- | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	23.00%	23.00%
BBB/ BBB- | Sovereign debt/sovereign guaranteed | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
BBB/ BBB- | Sovereign debt/sovereign guaranteed | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
BBB/ BBB- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	3.00%	2.00%
BBB/ BBB- | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	1.00%	1.00%
BBB/ BBB- | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	23.00%	17.00%
BB and lower | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	70.00%	74.00%
BB and lower | Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
BB and lower | Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
BB and lower | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	61.00%	63.00%
BB and lower | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	59.00%	68.00%
BB and lower | Total European floating rate notes - available-for-sale | Ireland | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value		0.00%
BB and lower | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	1.00%	1.00%
BB and lower | Sovereign debt/sovereign guaranteed | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	50.00%	29.00%
BB and lower | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	96.00%	97.00%
BB and lower | Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
BB and lower | Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	100.00%	100.00%
BB and lower | Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	97.00%	97.00%
BB and lower | Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total fair value	73.00%	79.00%